Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue	$ 1,030,518	$ 977,389	$ 1,179,598	$ 1,074,513
Expenses
Selling, general and administrative expenses	249,371	109,596	517,694	(246,611)
Bad debt	0	0	0	32,386
Direct costs	101,083	44,449	173,365	119,341
Development costs	53,504	48,230	105,504	98,228
Share-based payment	0	8,985	1,780	13,846
Depreciation – right-of-use asset	0	22,470	16,788	44,939
Depreciation – property and equipment	1,019	3,454	3,524	6,909
Total Expenses	404,977	237,184	818,655	69,038
Profit From Operations	625,541	740,205	360,943	1,005,475
Net Finance Charges
Interest and bank charges	3,471	13,033	5,741	(7,921)
Foreign exchange (gain) / loss	(179,607)	9,223	(29,674)	58,392
Profit Before Tax	801,677	717,949	384,876	955,004
Income tax expense	94,116	93,620	96,992	97,056
Net Profit / (Loss) for the Period	707,561	624,329	287,884	857,948
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(255,973)	(66,527)	(104,553)	98,934
Total Comprehensive Income / (Loss) Net of Tax	$ 451,588	$ 557,802	$ 183,331	$ 956,882
Earnings per Share
Basic (in CAD per share)	$ 0.02	$ 0.02	$ 0.01	$ 0.02
Diluted (in CAD per share)	$ 0.02	$ 0.02	$ 0.01	$ 0.02
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	39,769,192	41,465,152	37,082,410	41,465,152